Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of earnings per share

	2024	2023	2022
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent	5,316	4,274	5,023

	2024	2023	2022
	million	million	million
Basic weighted average number of shares in issue	14,755	15,445	16,333
Number of potential ordinary shares	516	450	534
Diluted weighted average number of shares	15,271	15,895	16,867

	Basic earnings per share			Diluted earnings per share
	2024	2023	2022	2024	2023	2022
	p	p	p	p	p	p
Earnings per ordinary share	36.0	27.7	30.8	34.8	26.9	29.8